Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (7,184)	$ (8,869)	$ (15,492)	$ (18,911)
Income and expense items not involving cash flows:
Depreciation and amortization	758	479	1,528	935
Stock-based compensation	3,775	3,735	7,941	7,499
Exchange rate differences	19	741	159	1,266
Realized and unrealized losses on non-designated derivative instruments	821		617
Interest on short-term deposits	254	642	771	917
Change in fair value of Forfeiture Shares		(10)		(35)
Change in earnout liability	(837)	28	(663)	28
Reduction in the carrying amount of ROU assets	274	239	692	723
Equity in earnings of investee, net of dividend received	4	12	1	17
Changes in operating assets and liabilities, net of effects of businesses acquired:
Trade accounts receivable	1,418	180	(382)	4,915
Prepaid expenses and other current assets	53	101	878	308
Inventories	(698)	1,054	(1,460)	2,401
Other assets	19	(8)	(96)	66
Trade accounts payable	602		(1,201)	(1,835)
Accrued compensation	1,022	886	(598)	115
Other current liabilities	(353)	773	(65)	618
Change in operating lease liabilities	(173)	(204)	(403)	(622)
Other long-term liabilities	15	(4)	12	(20)
Net cash used in operating activities	(211)	(225)	(7,761)	(1,615)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(22,500)	(49,379)	(52,505)	(87,219)
Maturities of short-term deposits	38,557	47,059	91,835	104,038
Purchase of property and equipment	(119)	(235)	(537)	(265)
Derivative instruments of non-designated hedges	(407)		(672)
Cash paid for business combination, net of cash acquired (note 3)		(7,800)		(7,800)
Net cash provided by (used in) investing activities	15,531	(10,355)	38,121	8,754
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of Ordinary Shares	(10,176)		(19,761)
Exercise of stock options	197	510	385	636
Net cash provided by (used in) financing activities	(9,979)	510	(19,376)	636
Effect of exchange rate changes on cash and cash equivalents	251	(324)	182	(330)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,592	(10,394)	11,166	7,445
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	40,997	35,100	35,423	17,261
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	46,589	24,706	46,589	24,706
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION -
Cash paid for taxes	58	28	77	63
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment	194	279	194	279
Fair value of earnout liability assumed in business combination		2,036		2,036
Operating lease liabilities arising from obtaining operating right-of-use assets	$ 281	$ 4,802	$ 494	$ 4,833